Average Annual Total Returns - FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO - FidelityMassachusettsMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Institutional Class - Return Before Taxes
Mar. 30, 2024
Average Annual Return:
Past 1 year	2.96%
Past 5 years	1.13%
Past 10 years	0.79%